Trade payables and customer advances - Summary of Breakdown for Trade Payables and Customer Advances (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Payables and Customer Advances [Abstract]
Trade payables	€ 256,130	€ 248,605
Customer advances	70,115	61,166
Total trade payables including customer advances	€ 326,245	€ 309,771